Subsequent Event (Details) (USD $)	1 Months Ended	3 Months Ended				6 Months Ended
	Jul. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Peter A. Levy [Member]	Dec. 31, 2011 Peter A. Levy [Member]
Subsequent event (Textual)
Common stock, shares issued			87,566,307	66,813,997	49,000,000		500,000
Renew agreement on same base salary for period						2 years
Auto renewal period of agreement						2 years
Term for notice of non renwal prior to the expiration date						60 days
Period for receiving certain benefits in case of termination by death						6 months
One-time signing bonus of full-time basis employee						$ 40,000
Period for base salary from date of termination						6 months
Period for receiving certain benefits in case of disability						12 months
Period for vested options condition from date of termination						3 months
Restricted common stock issued, Shares	19,980,000	10,250,000
Restricted common stock issued, Value	$ 4,995,000	$ 1,025,000